Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
REVENUE		$ 5,637,370	$ 5,358,023	$ 5,967,896
COST OF REVENUE AND RELATED TAX
Cost of revenue		3,346,588	2,816,331	2,202,368
Business and sales related tax		40,377	38,048	27,128
GROSS PROFIT		2,250,405	2,503,644	3,738,400
OPERATING EXPENSES
Selling expenses		1,314,403	1,441,165	1,084,599
General and administrative expenses		2,507,186	2,301,070	1,581,307
Total operating expenses		3,821,589	3,742,235	2,665,906
INCOME (LOSS) FROM OPERATIONS		(1,571,184)	(1,238,591)	1,072,494
OTHER INCOME (EXPENSE)
Interest income		135,359	126,663	177,723
Gain from investments in unconsolidated entities				56,421
Other income (expenses)		7,236	(3,403)	(11,138)
Total other income, net		142,595	123,260	223,006
INCOME (LOSS) BEFORE INCOME TAX PROVISION		(1,428,589)	(1,115,331)	1,295,500
PROVISION (BENEFIT) FOR INCOME TAXES		212,498	(96,804)	92,023
NET INCOME (LOSS)		(1,641,087)	(1,018,527)	1,203,477
Less: net income (loss) attributable to non-controlling interest		47,614	(72,344)	58,874
NET INCOME (LOSS) ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED		(1,688,701)	(946,183)	1,144,603
COMPREHENSIVE INCOME (LOSS)
Net income (loss)		(1,641,087)	(1,018,527)	1,203,477
Other comprehensive income (loss): foreign currency translation		(351,286)	(522,250)	676,673
Total comprehensive income (loss)		(1,992,373)	(1,540,777)	1,880,150
Less: Comprehensive income (loss) attributable to non-controlling interest		23,187	(71,411)	74,680
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED		$ (2,015,560)	$ (1,469,366)	$ 1,805,470
Earnings (loss) per common share - basic and diluted		$ (0.39)	$ (0.3)	$ 0.36
Weighted average shares - basic and diluted	[1]	4,290,681	3,200,000	3,200,000

[1]	Retrospectively restated for effect of stock split and reorganization